Trade payables - Components of trade payables (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Trade payables	R$ 2,578,248	R$ 2,301,700
Current trade payables	2,575,701	2,301,700
Non-current trade payables	2,547	0
Brazil
Disclosure of operating segments [line items]
Trade payables	2,268,420	1,990,089
Colombia
Disclosure of operating segments [line items]
Trade payables	R$ 309,828	R$ 311,611